Financial Risk Management (Details 3) - 10% movement - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Strengthening [Member]
Profit or loss	$ 970	$ 3,108
Equity, net of tax	17,769	20,875
Weakening [Member]
Profit or loss	(970)	(3,108)
Equity, net of tax	$ (17,769)	$ (20,875)